Revenue	12 Months Ended
Dec. 31, 2025
Revenue.
Revenue

7Revenue

	Blanket			Bilboes			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Revenue	262,230	179,368	140,615	5,433	3,650	5,699	267,663	183,018	146,314
Revenue - silver sales	166	132	114	—	—	4	166	132	118
Revenue - gold sales	262,064	179,236	140,501	5,433	3,650	5,695	267,497	182,886	146,196

Total ounces gold sold	77,392	76,271	73,482	1,683	1,646	3,050	79,075	77,917	76,532
Net work in progress (oz)	(1,179)	385	1,934	—	—	—	(1,179)	385	1,934
Gold produced (oz)	76,213	76,656	75,416	1,683	1,646	3,050	77,896	78,302	78,466

Realised gold price ($/oz)	3,386	2,350	1,912	3,228	2,218	1,867	3,383	2,347	1,910